Accumulated Other Comprehensive Loss, Net of Tax (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Accumulated Other Comprehensive Income

	Year ended December 31
	2016	2017	2018
Opening balance of foreign currency translation account	$(15.2)	$(15.2)	$(14.5)
Foreign currency translation adjustments	—	0.7	0.1
Closing balance	(15.2)	(14.5)	(14.4)

Opening balance of unrealized net gain (loss) on currency forward cash flow hedges	$(17.6)	$(9.5)	$7.8
Net gain (loss) on currency forward cash flow hedges(i)	(2.2)	27.9	(14.7)
Reclassification of net loss (gain) on currency forward cash flow hedges to operations(ii)	10.3	(10.6)	(0.8)
Closing balance(iii)	(9.5)	7.8	(7.7)

Opening balance of unrealized net gain (loss) on interest rate swap cash flow hedges	$—	$—	$—
Net loss on interest rate swap cash flow hedges	—	—	(4.8)
Reclassification of net loss on interest rate swap cash flow hedges to operations	—	—	0.4
Closing balance(iv)	—	—	(4.4)

Actuarial gains (losses) on pension and non-pension post-employment benefit plans (note 19)	$17.1	$(1.2)	$8.4
Reclassification of actuarial losses (gains) to deficit	(17.1)	1.2	(8.4)
Loss on purchase of pension annuities (note 19)	—	(17.0)	(63.3)
Reclassification of loss on purchase of pension annuities to deficit (note 19)	—	17.0	63.3
Closing balance	—	—	—

Accumulated other comprehensive loss	$(24.7)	$(6.7)	$(26.5)

(i)	Net of income tax benefit of $1.0 for 2018 (2017 — net of $2.8 income tax expense; 2016 — net of $1.2 income tax benefit).

(ii)
Net of release of income tax expense of $0.7 associated with the reclassification of net hedge (gain) loss to operations for 2018 (2017 — net of release of $0.3 income tax expense; 2016 — net of release of $1.1 income tax benefit).

(iii)	Net of income tax benefit of $0.5 as of December 31, 2018 (December 31, 2017 — net of $1.2 income tax expense; December 31, 2016 — net of $1.3 income tax benefit).

(iv)	No income tax impact as of December 31, 2018.